TIAA ACCESS

SUPPLEMENT NO. 1

dated September 15, 2008

to the May 1, 2008 Prospectus — Level 1

This supplement provides new and additional information to the Prospectus regarding a number of changes to TIAA Access. These changes include a capability to annuitize out of one of the investment accounts that will be made available on or before December 31, 2009, and certain changes to the TIAA-CREF Institutional Mutual Funds offered as underlying mutual funds available for investment by the investment accounts under TIAA Access. Some of these changes will become effective immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the Prospectus.

ANNUITIZATION OUT OF ONE INVESTMENT ACCOUNT TO BECOME AVAILABLE ON OR BEFORE DECEMBER 31, 2009

TIAA Access will allow you to annuitize out of the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund on or before December 31, 2009. Accordingly, the first paragraph of the section of the Prospectus on page 33 entitled “RECEIVING ANNUITY INCOME — The Annuity Period in General” is hereby amended and replaced in its entirety to read as follows:

Currently, you may not annuitize from any of the investment accounts. We intend that you will be able to partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund on or before December 31, 2009. Participants in the investment accounts who wish to elect annuity income before this feature is added will have to transfer their assets from their investment accounts into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2776.) Once this annuitization feature is added, participants in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund will be able to directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts, and participants in any other investment accounts who wish to elect annuity income will be able to transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Important to Note: Currently, you may not receive

an income stream from all or part of the investment accounts.

We intend that you will be able to receive a full or partial income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds —

Retirement Income Fund on or before December 31, 2009.

FEES AND EXPENSES

The entry for the TIAA-CREF Institutional Bond Plus Fund II in the “Total Annual Fund Operating Expenses By Fund” table on page 10 of the Prospectus is hereby amended and replaced in its entirety to read as follows:

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡[2]	Total Annual Fund Operating Expenses	Expenses Reimbursements/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF Institutional Bond Plus Fund II4	0.30%	—	0.12%	—	0.42%	0.07%	0.35%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS — TRUST AND FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) three of the TIAA-CREF Institutional Mutual Funds offered as underlying mutual funds available for investment by the investment accounts under TIAA Access will change their names. Accordingly, at that time, all references throughout the Prospectus to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time, all references throughout the Prospectus to the Bond Plus Fund II, Short-Term Bond Fund II, and High-Yield Fund II will be replaced in their entirety to read as follows, respectively:

“Bond Plus Fund, Short-Term Bond Fund, and High-Yield Fund.”

A11683 (09/08)

TIAA ACCESS

SUPPLEMENT NO. 1

dated September 15, 2008

to the May 1, 2008 Prospectus — Level 2

This supplement provides new and additional information to the Prospectus regarding a number of changes to TIAA Access. These changes include a capability to annuitize out of one of the investment accounts that will be made available on or before December 31, 2009, and certain changes to the TIAA-CREF Institutional Mutual Funds offered as underlying mutual funds available for investment by the investment accounts under TIAA Access. Some of these changes will become effective immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the Prospectus.

ANNUITIZATION OUT OF ONE INVESTMENT ACCOUNT TO BECOME AVAILABLE ON OR BEFORE DECEMBER 31, 2009

TIAA Access will allow you to annuitize out of the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund on or before December 31, 2009. Accordingly, the first paragraph of the section of the Prospectus on pages 33–34 entitled “RECEIVING ANNUITY INCOME — The Annuity Period in General” is hereby amended and replaced in its entirety to read as follows:

Currently, you may not annuitize from any of the investment accounts. We intend that you will be able to partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund on or before December 31, 2009. Participants in the investment accounts who wish to elect annuity income before this feature is added will have to transfer their assets from their investment accounts into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2776.) Once this annuitization feature is added, participants in the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund will be able to directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts, and participants in any other investment accounts who wish to elect annuity income will be able to transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Important to Note: Currently, you may not receive

an income stream from all or part of the investment accounts.

We intend that you will be able to receive a full or partial income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds —
Retirement Income Fund on or before December 31, 2009.

FEES AND EXPENSES

The entry for the TIAA-CREF Institutional Bond Plus Fund II in the “Total Annual Fund Operating Expenses By Fund” table on page 10 of the Prospectus is hereby amended and replaced in its entirety to read as follows:

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡[2]	Total Annual Fund Operating Expenses	Expense Reimbursements/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF Institutional Bond Plus Fund II [4]	0.30%	—	0.12%	—	0.42%	0.07%	0.35%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS — TRUST AND FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) three of the TIAA-CREF Institutional Mutual Funds offered as underlying mutual funds available for investment by the investment accounts under TIAA Access will change their names. Accordingly, at that time, all references throughout the Prospectus to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time, all references throughout the Prospectus to the Bond Plus Fund II, Short-Term Bond Fund II, and High-Yield Fund II will be replaced in their entirety to read as follows, respectively:

“Bond Plus Fund, Short-Term Bond Fund, and High-Yield Fund.”

A11684 (09/08)

TIAA ACCESS

SUPPLEMENT NO. 1

dated September 15, 2008

to the May 1, 2008 Prospectus — Level 3

This supplement provides new and additional information to the Prospectus regarding a number of changes to TIAA Access. These changes include a capability to annuitize out of one of the investment accounts that will be made available on or before December 31, 2009, and certain changes to the TIAA-CREF Institutional Mutual Funds offered as underlying mutual funds available for investment by the investment accounts under TIAA Access. Some of these changes will become effective immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the Prospectus.

ANNUITIZATION OUT OF ONE INVESTMENT ACCOUNT TO BECOME AVAILABLE ON OR BEFORE DECEMBER 31, 2009

TIAA Access will allow you to annuitize out of the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund on or before December 31, 2009. Accordingly, the first paragraph of the section of the Prospectus on page 33 entitled “RECEIVING ANNUITY INCOME — The Annuity Period in General” is hereby amended and replaced in its entirety to read as follows:

Currently, you may not annuitize from any of the investment accounts. We intend that you will be able to partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund on or before December 31, 2009. Participants in the investment accounts who wish to elect annuity income before this feature is added will have to transfer their assets from their investment accounts into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2776.) Once this annuitization feature is added, participants in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund will be able to directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts, and participants in any other investment accounts who wish to elect annuity income will be able to transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Important to Note: Currently, you may not receive

an income stream from all or part of the investment accounts.

We intend that you will be able to receive a full or partial income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds —

Retirement Income Fund on or before December 31, 2009.

FEES AND EXPENSES

The entry for the TIAA-CREF Institutional Bond Plus Fund II in the “Total Annual Fund Operating Expenses By Fund” table on page 10 of the Prospectus is hereby amended and replaced in its entirety to read as follows:

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡[2]	Total Annual Fund Operating Expenses	Expense Reimbursements/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF Institutional Bond Plus Fund II [4]	0.30%	—	0.12%	—	0.42%	0.07%	0.35%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS — TRUST AND FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) three of the TIAA-CREF Institutional Mutual Funds offered as underlying mutual funds available for investment by the investment accounts under TIAA Access will change their names. Accordingly, at that time, all references throughout the Prospectus to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time, all references throughout the Prospectus to the Bond Plus Fund II, Short-Term Bond Fund II, and High-Yield Fund II will be replaced in their entirety to read as follows, respectively:

“Bond Plus Fund, Short-Term Bond Fund, and High-Yield Fund.”

A11685 (09/08)

TIAA ACCESS

SUPPLEMENT NO. 1

dated September 15, 2008

to the May 1, 2008 Prospectus — Level 4

This supplement provides new and additional information to the Prospectus regarding a number of changes to TIAA Access. These changes include a capability to annuitize out of one of the investment accounts that will be made available on or before December 31, 2009, and certain changes to the TIAA-CREF Institutional Mutual Funds offered as underlying mutual funds available for investment by the investment accounts under TIAA Access. Some of these changes will become effective immediately while other changes will have a delayed effective date. This supplement should be read in conjunction with the Prospectus.

ANNUITIZATION OUT OF ONE INVESTMENT ACCOUNT TO BECOME AVAILABLE ON OR BEFORE DECEMBER 31, 2009

TIAA Access will allow you to annuitize out of the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund on or before December 31, 2009. Accordingly, the first paragraph of the section of the Prospectus on pages 30–31 entitled “RECEIVING ANNUITY INCOME — The Annuity Period in General” is hereby amended and replaced in its entirety to read as follows:

Currently, you may not annuitize from any of the investment accounts. We intend that you will be able to partially or fully annuitize and receive an income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds — Retirement Income Fund on or before December 31, 2009. Participants in the investment accounts who wish to elect annuity income before this feature is added will have to transfer their assets from their investment accounts into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts (TIAA Real Estate and the CREF accounts are described in separate prospectuses. You may obtain these prospectuses by calling 800 842-2776.) Once this annuitization feature is added, participants in the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund will be able to directly annuitize from that investment account, or they can annuitize by transferring their assets into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts, and participants in any other investment accounts who wish to elect annuity income will be able to transfer their assets from their investment accounts into the investment account that invests in the TIAA-CREF Lifecycle Funds-Retirement Income Fund or into TIAA Traditional, TIAA Real Estate, or one of the CREF accounts. Unless you opt for a lifetime annuity, generally you must be at least age 59 1/2 to begin receiving annuity income payments from your annuity contract free of a 10% early distribution penalty tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your contract shortly after you reach the later of age 70 1/2 or you retire. Also, you can’t begin a one-life annuity after you reach age 90, nor may you begin a two-life annuity after either you or your annuity partner reach age 90.

Important to Note: Currently, you may not receive

an income stream from all or part of the investment accounts.

We intend that you will be able to receive a full or partial income stream from the investment account that invests in the TIAA-CREF Lifecycle Funds —

Retirement Income Fund on or before December 31, 2009.

FEES AND EXPENSES

The entry for the TIAA-CREF Institutional Bond Plus Fund II in the “Total Annual Fund Operating Expenses By Fund” table on page 10 of the Prospectus is hereby amended and replaced in its entirety to read as follows:

	Management (investment advisory) Fees	12b-1 Fees	Other Expenses	Acquired Fund Fees and Expenses‡[2]	Total Annual Fund Operating Expenses	Expense Reimbursements/ Waivers	Net Annual Fund Operating Expenses
TIAA-CREF Institutional Bond Plus Fund II [4]	0.30%	—	0.12%	—	0.42%	0.07%	0.35%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS — TRUST AND FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) one of the TIAA-CREF Institutional Mutual Funds offered as an underlying mutual fund available for investment by an investment account under TIAA Access will change its name. Accordingly, at that time, all references throughout the Prospectus to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time, all references throughout the Prospectus to the Bond Plus Fund II, will be replaced in its entirety to read as follows:

“Bond Plus Fund.”

A11686 (09/08)

TIAA ACCESS

SUPPLEMENT NO. 1

dated September 15, 2008

to the May 1, 2008 Statement of Additional Information (SAI)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS — TRUST AND FUND NAME CHANGES

Effective October 25, 2008, (i) the TIAA-CREF Institutional Mutual Funds will remove the terms “Institutional” and “Mutual” from its name and (ii) three of the TIAA-CREF Institutional Mutual Funds offered as underlying mutual funds available for investment by the investment accounts under TIAA Access will change their names. Accordingly, at that time, all references throughout the SAI to the term “TIAA-CREF Institutional Mutual Funds” will be replaced in their entirety to read as follows:

“TIAA-CREF Funds.”

In addition, at that time, all references throughout the SAI to the Bond Plus Fund II, Short-Term Bond Fund II, and High-Yield Fund II will be replaced in their entirety to read as follows, respectively:

“Bond Plus Fund, Short-Term Bond Fund, and High-Yield Fund.”

A11687

(09/08)